Columbia Recovery and Infrastructure Fund | Class A, B, C, I, R, R4 and R5 Shares
Prospectus Supplement — March 9, 2012
to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Recovery and Infrastructure Fund	7/1/2011
The first sentence of the first paragraph under the caption “Principal Investment Strategies of the Fund” in the Summary and in the More Information about the Fund sections is hereby superseded and replaced with the following information:
The Fund generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that Columbia Management Investment Advisers, LLC (the Investment Manager) believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation).

The Non-Diversification Risk has been removed from the Principal Risks of Investing in the Fund in the Summary and in the More Information About the Fund sections of the prospectus.